Commitments (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 28, 2021	Jan. 27, 2021	Oct. 28, 2020	Jul. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
[custom:AgentFeesDescription]							Related to the business combination with Stryve, the Company entered into engagement letters with Cowen and Craig-Hallum, to be financial advisors and placement agent to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents and a capital markets advisory fee	financial advisor and placement agents to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents
Number of shares redeem aggregate ordinary shares		300	5,174,508	4,303,096
Number of shares redeem aggregate ordinary shares, value										$ (105,503,991)
Common stock, shares, issued					3,650,004		3,095,000		3,650,004	3,550,450
Common stock, shares, outstanding					3,650,004		3,095,000		3,650,004	3,550,450
Proceeds from issuance of private placement										$ 3,950,000
Trust Account [Member]
Loss Contingencies [Line Items]
Number of shares redeem aggregate ordinary shares		300
Number of shares redeem aggregate ordinary shares, value		$ 3,073	$ 52,996,135	$ 44,063,656	$ 52,996,135	$ 44,063,656
Share price		$ 10.24
Common stock, shares, issued		4,417,096
Common stock, shares, outstanding		4,417,096			4,417,396	9,591,904			4,417,396
Business Combination Marketing Agreement [Member]
Loss Contingencies [Line Items]
Business combination contingent consideration liability					$ 3,240,000		$ 3,240,000		$ 3,240,000
Business Combination Marketing Agreement [Member] | Director [Member]
Loss Contingencies [Line Items]
Consideration paid percentage							0.60%		0.60%
Letter Agreements [Member] | Unaffiliated Third Parties [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Consideration paid percentage							0.75%		0.75%
Letter Agreements [Member] | Unaffiliated Third Parties [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Consideration paid percentage							1.00%		1.00%
Business Combination Agreement [Member]
Loss Contingencies [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 130,000,000
Business Combination Agreement [Member] | Class B Unit [Member]
Loss Contingencies [Line Items]
Share price	$ 10.00
Business Combination Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Working capital amount	$ 553,635
Subscription Agreements [Member] | Stryve Foods Holdings LLC [Member]
Loss Contingencies [Line Items]
Proceeds from issuance of private placement	$ 42,500,000
Shares issued, price per share	$ 10.00
Unsecured debt	$ 10,600,000
Subscription Agreements [Member] | Stryve Foods Holdings LLC [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares issued, price per share	$ 8.00